Transition to IFRS 9 - Summary of Reconciliation of Loss Allowance (Detail) £ in Millions	Jan. 01, 2018 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	£ 940
Re-classifications	(49)
Re-measurement	(211)
Allowance for credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Re-classifications	0
Re-measurement	211
Loans & receivables (IAS 39)/ financial assets at amortized cost (IFRS 9 ) [member] | Loans and advances to customers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	940
Loans & receivables (IAS 39)/ financial assets at amortized cost (IFRS 9 ) [member] | Allowance for credit losses [member] | Loans and advances to customers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Re-classifications	0
Re-measurement	205
Provisions for off-balance sheet exposures (IAS 37/IFRS 9) [member] | Allowance for credit losses [member] | Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Re-classifications	0
Re-measurement	6
IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending Balance	1,151
IFRS 9 [member] | Allowance for credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Re-measurement	211
IFRS 9 [member] | Loans & receivables (IAS 39)/ financial assets at amortized cost (IFRS 9 ) [member] | Loans and advances to customers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending Balance	1,145
IFRS 9 [member] | Provisions for off-balance sheet exposures (IAS 37/IFRS 9) [member] | Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending Balance	6
IFRS 9 [member] | Provisions for off-balance sheet exposures (IAS 37/IFRS 9) [member] | Allowance for credit losses [member] | Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Re-measurement	£ 6